Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2023
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate

	(Dollars in Thousands)
December 31, 2023 term:
Overnight agreements	$667,647	$587,673	$518,650	3.76%
1 to 29 days	24,842	20,454	10,696	4.50
30 to 90 days	—	—	—	—
Over 90 days	1,623	1,574	1,070	4.00
Total	$694,112	$609,701	$530,416	3.78%
December 31, 2022 term:
Overnight agreements	$664,491	$559,637	$419,703	1.61%
1 to 29 days	—	—	—	—
30 to 90 days	—	—	—	—
Over 90 days	20,852	16,968	11,488	1.32
Total	$685,343	$576,605	$431,191	1.60%